April 29, 2014

Draft Registration Statement

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549

Re:	Euronav NV

Ladies and Gentlemen:

On behalf of Euronav NV, a Belgian corporation (the “Company”), we submit herewith the Company’s draft Registration Statement on Form F-1 (the “Draft F-1 Registration Statement”) to the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”). This letter and the Draft F-1 Registration Statement are being provided to the Staff for non-public, confidential review prior to public filing via EDGAR in accordance with Title I of the Jump Start Our Business Startups (JOBS) Act in order for the Company to conduct its initial public offering (the “IPO”) and to apply for listing of its ordinary shares on the New York Stock Exchange. The Company had less than $1 billion in operating revenues for the year ended December 31, 2013, and therefore qualifies as an “emerging growth company” as defined under the JOBS Act.

By way of background, the Company was incorporated under the laws of Belgium on June 26, 2003, and provides international maritime shipping and offshore services, primarily in the transportation and storage of crude oil. The ordinary shares of the Company are currently listed and traded on the NYSE Euronext Brussels (“Euronext Shares”).

The ordinary shares that the Company plans to issue in its IPO (the “Newly Issued Shares”) will have identical voting and financial rights to those of the existing Euronext Shares, but for a temporary difference in dividend entitlement which has been authorized by the Company’s Board of Directors. The difference in dividend entitlement will exist only during the 117 day period (the “Transition Period”) commencing on the date immediately following the closing of the IPO. If a dividend is declared during the Transition Period, holders of the Newly Issued Shares offered hereby would be entitled to receive dividends based only upon the earnings from the Company’s operations from and after the date of issuance of such Newly Issued Shares, while holders of Euronext Shares would be entitled to receive dividends based upon the Company’s earnings from and after the date of issuance of the Newly Issued Shares and for all prior periods. Upon the completion of the Transition Period, the Newly Issued Shares will immediately have the same dividend rights as the Euronext Shares and the Newly Issued Shares and Euronext Shares will have the same rights and privileges in all respects without any action on the part of the holders.

Securities and Exchange Commission

April 29, 2014

The Company’s Concurrent Exchange Offer

Within one week of submitting to the Commission the Draft F-1 Registration Statement, the Company plans to submit to the Commission on a non-public, confidential basis in accordance with the JOBS Act, a registration statement on Form F-4 (the “Draft F-4 Registration Statement”) in connection with its proposed exchange offer (the “Exchange Offer”), through which the Company will offer to exchange all of its outstanding unregistered ordinary shares issued in Belgium based on the Exxon-Capital Holdings Corporation (available May 13, 1988) no-action letter and related letters including Corimon C.A. S.A.C.A (available March 22, 1993) (involving American Depositary Shares (“ADSs”)) and Vitro, Sociedad Anonima (available November 19, 1991) (involving ADSs). The information contained in the Draft F-4 Registration Statement will be substantially similar to the Draft F-1 Registration Statement and will differ only to the extent required by the Form F-4 requirements.

The Company intends to file publicly via EDGAR its Registration Statement on Form F-1 and its Registration Statement on Form F-4, at least 21 days prior to the earlier of (i) commencement of the road show for the IPO; or (ii) the anticipated date of effectiveness of the registration statement on Form F-4. It is intended that concurrently or shortly following its IPO, the Company will commence the offer to exchange the unregistered ordinary shares previously issued in Belgium, other than ordinary shares owned by affiliates of the Company, for fungible ordinary shares that have been registered under the Securities Act of 1933, as amended.

If you have any questions or comments concerning the enclosed, or would like to discuss the timing of the transactions, please feel free to telephone the undersigned at (212) 574-1223, Robert Lustrin at (212) 574-1420 or Keith Billotti at (212) 574-1274.

Very truly yours, SEWARD & KISSEL LLP

By:	/s/ Gary J. Wolfe
Gary J. Wolfe